IMPAIRMENT OF ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill	$ 0
BRAZIL [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	16.47%	14.87%
Growth rate used to extrapolate cash flow projections	4.31%	4.81%
Impairment loss recognised in profit or loss, goodwill	$ 0
MEXICO [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	15.94%	15.82%
Growth rate used to extrapolate cash flow projections	2.65%	5.47%
Impairment loss recognised in profit or loss, goodwill	$ 0
COLOMBIA [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	12.58%	10.42%
Growth rate used to extrapolate cash flow projections	6.29%	6.40%
Impairment loss recognised in profit or loss, goodwill	$ 0
PERU [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	14.41%	11.82%
Growth rate used to extrapolate cash flow projections	3.33%	7.11%
Impairment loss recognised in profit or loss, goodwill	$ 0
CHILE [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	13.92%	9.52%
Growth rate used to extrapolate cash flow projections	3.88%	6.41%
Impairment loss recognised in profit or loss, goodwill	$ 0
ARGENTINA [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	80.25%	92.14%
Growth rate used to extrapolate cash flow projections	40.50%	30.29%
Impairment loss recognised in profit or loss, goodwill	$ 0